Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 272,916	$ 385,776	$ 223,671
Accounts payable		375,774	330,095
Accrued legal costs	349,726	253,901	348,460
Accrued salary and payroll taxes	113,050	50,228	0
Total	$ 1,028,434	$ 1,065,679	$ 902,226